Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Consolidated Subsidiaries and/or Entities

The Company’s consolidated subsidiaries and/or entities are as follows:

Name of	State or other jurisdiction of	Date of incorporation or formation
consolidated subsidiary or entity	incorporation or organization	(date of acquisition, if applicable)	Attributable interest
Spiral Toys LLC.	State of California	11-Jul-11	100%
		(July 1, 2014)

Spiral Toys LTD	British Columbia	27-Feb-15	100%

Spiral Toys Hong Kong Ltd.	Hong Kong	Mar-15	100%

The Company’s consolidated subsidiaries and/or entities are as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest
Spiral Toys LLC.	State of California	July 11, 2011 (July 1, 2014)	100%

Lexi-Luu Designs Inc. (discontinued 7/1/2014)	The State of Nevada	September 3, 2010 (September 15, 2010)	80%

Spiral Toys LTD	British Columbia	February 27, 2015	100%

Spiral Toys Hong Kong Ltd.	Hong Kong	March 2015	100%

Schedule of Assumptions to value Derivative Liabilities

In applying the Black-Scholes options model, the Company used the following assumptions to value its derivative liabilities during the three months ended March 31, 2016:

For the three months ended
March 31, 2016

Annual dividend yield	-
Expected life (years)	2.84 - 3.00
Risk-free interest rate	0.87% — 1.11%
Expected volatility	122.47% — 123.56%

Fair Value of Warrants Measured on a Recuring Basis

The following table presents the Company’s warrants measured at fair value on a recurring basis as of March 31, 2016

	Level 3 Carrying Value at
	March 31, 2016	March 31, 2015
Derivative liabilities:
Warrants	$88,230	$-
Total derivative liability	$88,230	$-

Fair Value Measurement and the Roll-Forward of these Liabilities

The following table shows the classification of the Company’s liability at March 31, 2016 that are subject to fair value measurement and the roll-forward of these liabilities from December 31, 2015:

	For the three months ended
	March 31,
	2016	2015
Balance at beginning of year	$-	$-
Derivative liabilities added-warrants	82,530
Net change in fair value included in net loss	5,700	-
Ending balance	$88,230	$-